Significant Accounting Policies - Recent Accounting Pronouncements (Details) - Vessel	Jun. 30, 2024	Dec. 31, 2023
Significant Accounting Policies - Recent Accounting Pronouncements [Abstract]
Number of vessels classified as held for sale	1	0